Business combinations - Other acquisition (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)
Business combinations
Cash consideration	¥ 23.8
Other acquisition
Business combinations
Cash consideration		¥ 8.7	$ 9.5
Percentage of equity interest acquired		30.00%	30.00%
Percentage of equity interest held before the business combination		55.00%	55.00%